INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of the Company's provision for income taxes

($ thousands)	2022	2021	2020
Current tax
United States	$28,063	$2,700	$(10,716)
Canada	—	(11)	—
Current tax expense/(recovery)	28,063	2,689	(10,716)
Deferred tax
United States	$217,943	$148,920	$(167,835)
Canada	47,290	(50,165)	(20,425)
Deferred tax expense/(recovery)	265,233	98,755	(188,260)
Income tax expense/(recovery)	$293,296	$101,444	$(198,976)

Schedule of reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes

($ thousands)	2022	2021	2020
Income/(loss) before taxes
United States	$966,646	$544,464	$(877,406)
Canada	240,952	(208,579)	(14,921)
Total income/(loss) before taxes	1,207,598	335,885	(892,327)
Canadian statutory rate	23%	24%	24%
Expected income tax expense/(recovery)	$277,748	$80,612	(214,158)
Impact on taxes resulting from:
Foreign and statutory rate differences	$35,636	$19,297	$(27,918)
Investment tax credit	(14,245)	—	(9,639)
Non-taxable capital (gains)/losses	(184)	(105)	14,341
Change in valuation allowance	291	(560)	(25,918)
Goodwill impairment, share-based compensation and other	(5,950)	2,200	64,317
Income tax expense/(recovery)	$293,296	$101,444	$(198,976)

Schedule of deferred income tax asset (liability)

At December 31 ($ thousands)	2022	2021
Canadian deferred income tax asset/(liability)
Property, plant and equipment	$40,207	$125,311
Tax loss carry-forwards and other credits	101,909	40,891
Capital loss carryforwards and other capital items	101,078	107,681
Asset retirement obligation	11,368	17,368
Derivative financial instruments	(6,578)	28,907
Other	6,442	10,966
Valuation allowance	(99,428)	(112,847)
Canadian deferred income tax asset/(liability)	154,998	218,276

United States deferred income tax asset/(liability)
Property, plant and equipment	$(77,868)	$(45,824)
Tax loss carry-forwards and other credits	1,785	200,057
Asset retirement obligation	15,645	15,528
Other	5,077	(7,180)
United States deferred income tax asset/(liability)	(55,361)	162,582
Total deferred income tax asset/(liability)	$99,637	$380,858

Summary of loss carry-forwards available for tax reporting purposes

At December 31 ($ thousands)	2022	Expiration Date
Canada Federal
Non-capital losses	$365,000	2031-2042

Schedule of changes in the balance of Enerplus' unrecognized tax benefits

($ thousands)	2022	2021	2020
Balance, beginning of year	$15,485	$15,485	$—
Increase – tax positions in prior periods	—	—	15,485
Balance, end of year	$15,485	$15,485	$15,485

Summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities

Jurisdiction	Taxation Years
United States – Federal	2019-2022
Canada – Federal	2018-2022